Acquisitions and Divestitures - Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Nature of Operations and Summary of Significant Accounting Policies
2022 remaining	$ 6,255	$ 4,199
2023	5,987	4,183
2024	5,480	3,918
2025	5,315	3,454
2026		3,404
2027 and beyond		22,857
Total	78,120	42,015	$ 29,652
Acquisitions In 2021
Nature of Operations and Summary of Significant Accounting Policies
2022 remaining	1,433	6,511
2023	1,433	6,511
2024	933	6,511
2025	933	6,511
2026		6,511
2027 and beyond		27,473
Total	$ 10,397	$ 60,028